UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Maryland Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 122.0%
Corporate — 1.0%
Maryland EDC, Refunding RB, Potomac Electric Power Co., 6.20%, 9/01/22	$250	$295,525
County/City/Special District/School District — 36.0%
City of Annapolis Maryland, Tax Allocation Bonds, Park Place Project, Series A, 5.35%, 7/01/34	490	447,468
City of Baltimore Maryland, Special Tax Bonds, SO, Harborview Lot No. 2, 6.50%, 7/01/31	993	995,264
County of Anne Arundel Maryland, RB, Community College Project, 5.25%, 9/01/28	1,870	1,910,654
County of Baltimore Maryland, GO, Metropolitan District, 68th Issue, 5.00%, 8/01/12 (a)	2,000	2,063,540
County of Montgomery Maryland, RB, Metrorail Garage Projects(a):
5.00%, 6/01/23	500	511,995
5.00%, 6/01/24	1,435	1,469,425
County of Prince George’s Maryland, SO, National Harbor Project, 5.20%, 7/01/34	1,500	1,371,555
State of Maryland, First Series B, 5.00%, 3/15/22	1,285	1,519,667
State of Maryland, GO, Refunding, State & Local Facilities Loan Third, Series C, 5.00%, 11/01/20	500	621,510
		10,911,078
Education — 16.5%
Maryland Health & Higher Educational Facilities Authority, RB:
Board of Child Care, 5.38%, 7/01/32	2,000	2,009,460
Loyola College Issue, 5.00%, 10/01/39	2,000	2,000,280
Maryland Industrial Development Financing Authority, RB, Our Lady Of Good Counsel School, Series A, 6.00%, 5/01/35	1,000	1,003,920
		5,013,660
Health — 30.2%
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	500	366,165
County of Montgomery Maryland, Refunding RB, 5.00%, 12/01/40	1,000	1,017,330
Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	250	261,543

Municipal Bonds	Par (000)	Value
Maryland (continued)
Health (concluded)
Maryland Health & Higher Educational Facilities Authority, RB:
Anne Arundel Health System, 5.00%, 7/01/40	$1,000	$1,005,600
Carroll County General Hospital, 6.00%, 7/01/37	1,990	1,999,771
Union Hospital of Cecil County Issue, 5.63%, 7/01/32	2,000	2,005,420
Maryland Health & Higher Educational Facilities Authority, Refunding RB :
Charlestown Community, 6.25%, 1/01/41	1,000	1,041,400
Doctor’s Community Hospital, 5.75%, 7/01/38	500	452,225
University of Maryland Medical System, 5.13%, 7/01/39	1,000	1,022,970
		9,172,424
Housing — 10.6%
Maryland Community Development Administration, RB:
AMT, 5.10%, 9/01/37	1,000	1,006,790
Residential, Series A, 5.05%, 9/01/39	500	509,295
Residential, Series B, 4.75%, 9/01/39	150	150,075
Maryland Community Development Administration, Refunding RB, Residential, Series B, 5.25%, 9/01/35	1,485	1,550,548
		3,216,708
Transportation — 13.6%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	500,630
Transportation Facilities Project, Series A, 5.75%, 6/01/35	500	500,665
Maryland State Department of Transportation, RB, Series B, 4.00%, 5/15/22	1,000	1,095,560
Maryland State Transportation Authority, RB, Baltimore/Washington International Airport, Series B, AMT (AMBAC), 5.13%, 3/01/24	2,000	2,025,240
		4,122,095

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SO	Special Obligation

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Utilities — 14.1%
City of Baltimore Maryland, Refunding RB, Wastewater Projects, Series A (NPFGC):
5.20%, 7/01/32	$2,250	$2,266,380
5.13%, 7/01/42	1,500	1,508,280
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	500	509,135
		4,283,795
Total Municipal Bonds in Maryland		37,015,285
District of Columbia — 3.5%
Transportation — 3.5%
Washington Metropolitan Area Transit Authority, RB, Transit, Series A, 5.13%, 7/01/32	1,000	1,067,560
Total Municipal Bonds in District of Columbia		1,067,560
Guam — 2.2%
State — 2.2%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	410	416,995
Territory of Guam, Series A, 5.13%, 1/01/42 (b)	250	253,827
		670,822
Total Municipal Bonds in Guam		670,822
Multi-State — 7.2%
Housing — 7.2%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (c)(d)	2,000	2,182,820
Total Municipal Bonds in Multi-State		2,182,820
Puerto Rico — 9.4%
State — 5.3%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	130	134,455
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D, 5.38%, 7/01/33	350	350,273
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,000	1,107,420
		1,592,148
Tobacco — 4.1%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.50%, 5/15/39	1,500	1,241,265
Total Municipal Bonds in Puerto Rico		2,833,413
Total Municipal Bonds – 144.3%		43,769,900

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Maryland — 10.4%
Transportation — 10.4%
Maryland State Transportation Authority, RB, Transportation Facility Project (AGM), 5.00%, 7/01/41	$3,000	$3,157,890
Total Municipal Bonds in Maryland		3,157,890
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 10.4%		3,157,890
Total Long-Term Investments (Cost – $46,115,027) – 154.7%		46,927,790

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (f)(g)	596,580	596,580
Total Short-Term Securities (Cost – $596,580) – 2.0%		596,580
Total Investments (Cost - $46,711,607*) – 156.7%		47,524,370
Other Assets Less Liabilities – 1.0%		314,888
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (5.0)%		(1,501,466)
AMPS, at Redemption Value – (52.7)%		(16,000,600)
Net Assets Applicable to Common Shares – 100.0%		$30,337,192

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$45,127,813
Gross unrealized appreciation	$1,417,207
Gross unrealized depreciation	(520,650)
Net unrealized appreciation	$896,557

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital Inc.	$253,827	$1,980

(c)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	2

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

(e)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income

FFI Institutional Tax-Exempt Fund	3,348,424	(2,751,844)	596,580	$47

(g)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$46,927,790	—	$46,927,790
Short-Term Securities	$596,580	—	—	596,580

Total	$596,580	$46,927,790	—	$47,524,370

1 See above Schedule of Investments for values in sector.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 23, 2012